Company Business (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Delek
Disclosure Of Parent Entity Information [line items]
Business acquisition, percentage of equity interests acquired		100.00%
Coca-Cola FEMSA, S.A.B. de C.V. and subsidiaries (“Coca-Cola FEMSA”)
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary	47.20%	47.20%
Percentage of voting share in subsidiary	56.00%	56.00%
Percentage of shares traded as american depositary shares	25.00%
Coca-Cola FEMSA, S.A.B. de C.V. and subsidiaries (“Coca-Cola FEMSA”) | The Coca-Cola company
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary	27.80%
Proximity Americas Division
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary	100.00%	100.00%
Proximity Europe Division
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary	100.00%	100.00%
Fuel Division
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary	100.00%	100.00%
Health Division
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary	100.00%	100.00%
Other businesses
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary	100.00%	100.00%